Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Loans [Abstract]
Short-term loans from a financial institution other than banks	$ 2,298,387	$ 2,901,080
Short-term loans from banks	7,292,309	6,358,092
Short-term loans	$ 9,590,696	$ 9,259,172